Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS") (Tables)	6 Months Ended
Jun. 30, 2024
Profit or loss [abstract]
Summary of Diluted EPS Calculated Based on Weighted Average Number of Shares Outstanding
Diluted EPS is calculated based on the following weighted average number of shares outstanding:

	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2024	2023	2024	2023

Basic weighted average number of shares outstanding	453,430	452,892	453,262	452,633

Effect of dilutive securities

Share purchase options	337	332	298	381

Restricted share units	337	351	328	354

Diluted weighted average number of shares outstanding	454,104	453,575	453,888	453,368

Summary of Share Purchase Options and Share Purchase Warrants Excluded From Computation of Diluted Earnings Per Share
The following table lists the number of share purchase options and share purchase warrants excluded from the computation of diluted earnings per share because the exercise prices exceeded the average market value of the common shares of Cdn$73.11 (six months - Cdn$67.14), compared to Cdn$63.69 (six months - Cdn$61.40) for the comparable period in 2023.

	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2024	2023	2024	2023

Share purchase options	-	-	-	53